Stockholder's Deficit (Details 2) - USD ($)	Dec. 31, 2025	Sep. 30, 2025
Equity [Abstract]
2026	$ 6,029,541	$ 2,009,847
2027	8,039,388	8,039,388
2028	8,039,388	8,039,388
2029	7,002,682	8,039,388
2030	7,683	5,000,388
Total	$ 29,118,682	$ 31,128,519